Vanguard® S&P Small-Cap 600 Value Index Fund
Schedule of Investments (unaudited)
As of May 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.3%)
Communication Services (3.1%)
	Telephone & Data Systems Inc.	197,979	6,803
	TEGNA Inc.	327,132	5,470
*	IAC Inc.	143,730	5,168
*	Lumen Technologies Inc.	1,009,998	3,959
*	Ziff Davis Inc.	86,763	2,815
*	Yelp Inc. Class A	60,140	2,296
*	DoubleVerify Holdings Inc.	125,564	1,725
*	Angi Inc. Class A	89,493	1,401
	Cable One Inc.	9,352	1,368
	John Wiley & Sons Inc. Class A	34,132	1,335
	Shenandoah Telecommunications Co.	93,239	1,173
*	TripAdvisor Inc.	73,823	1,051
	Shutterstock Inc.	48,621	897
	Scholastic Corp.	50,215	867
*	Cars.com Inc.	67,484	692
*	Gogo Inc.	64,585	685
*	Thryv Holdings Inc.	51,398	684
*	TechTarget Inc.	30,410	246
			38,635
Consumer Discretionary (14.8%)
	BorgWarner Inc.	443,933	14,690
	Meritage Homes Corp.	146,895	9,344
*	Asbury Automotive Group Inc.	39,772	9,064
*	Etsy Inc.	116,454	6,446
	Advance Auto Parts Inc.	120,463	5,774
	Academy Sports & Outdoors Inc.	140,849	5,762
	Group 1 Automotive Inc.	13,447	5,700
	Signet Jewelers Ltd.	70,270	4,678
	LCI Industries	51,695	4,505
	Strategic Education Inc.	49,378	4,505
*	Penn Entertainment Inc.	303,682	4,504
	Newell Brands Inc.	844,171	4,474
*	Urban Outfitters Inc.	62,820	4,391
	Dana Inc.	261,970	4,357
*	Foot Locker Inc.	167,648	3,983
	American Eagle Outfitters Inc.	354,907	3,890
	La-Z-Boy Inc.	84,149	3,525
*	Victoria's Secret & Co.	159,550	3,384
*	National Vision Holdings Inc.	159,947	3,169
	Patrick Industries Inc.	35,468	3,045
	Papa John's International Inc.	66,300	3,000
	Century Communities Inc.	55,324	2,870
*	M/I Homes Inc.	25,958	2,767
*	Tri Pointe Homes Inc.	93,060	2,743
*	Adient plc	170,331	2,655
	Cracker Barrel Old Country Store Inc.	45,185	2,595
*	Sonos Inc.	241,760	2,485
	Leggett & Platt Inc.	273,100	2,474
	Upbound Group Inc.	103,756	2,380
	Carter's Inc.	73,170	2,295
*	G-III Apparel Group Ltd.	78,399	2,277
*	Fox Factory Holding Corp.	84,718	2,173
*	LGI Homes Inc.	42,046	2,107
	Sonic Automotive Inc. Class A	29,683	2,076
*	BJ's Restaurants Inc.	46,381	2,069
	Perdoceo Education Corp.	58,922	2,006
	Winnebago Industries Inc.	57,636	1,956
[1]	Kohl's Corp.	225,972	1,837
*	Topgolf Callaway Brands Corp.	287,720	1,824
*	Sally Beauty Holdings Inc.	207,130	1,804
	Cheesecake Factory Inc.	32,412	1,788
	Phinia Inc.	40,631	1,763

		Shares	Market Value ($000)
*	Gentherm Inc.	63,024	1,725
	Acushnet Holdings Corp.	24,440	1,668
*	Hanesbrands Inc.	336,797	1,667
	Oxford Industries Inc.	29,993	1,610
	Matthews International Corp. Class A	63,197	1,356
	Buckle Inc.	30,388	1,295
	Standard Motor Products Inc.	41,761	1,265
*	Helen of Troy Ltd.	46,400	1,248
	Sturm Ruger & Co. Inc.	34,116	1,235
	Steven Madden Ltd.	49,850	1,229
	Ethan Allen Interiors Inc.	45,991	1,202
	Golden Entertainment Inc.	41,786	1,192
	Bloomin' Brands Inc.	153,363	1,170
*	American Axle & Manufacturing Holdings Inc.	238,977	1,049
	Monro Inc.	60,596	929
	Caleres Inc.	68,334	919
	Wolverine World Wide Inc.	51,849	885
*	MarineMax Inc.	40,641	862
	Jack in the Box Inc.	38,350	727
*	Mister Car Wash Inc.	100,223	710
	Shoe Carnival Inc.	35,746	687
	Guess? Inc.	55,185	578
			184,342
Consumer Staples (3.6%)
	PriceSmart Inc.	50,356	5,437
*	United Natural Foods Inc.	121,557	3,716
*	Simply Good Foods Co.	100,750	3,477
*	Central Garden & Pet Co. Class A	102,649	3,282
	Universal Corp.	50,152	3,279
	Edgewell Personal Care Co.	97,848	2,703
*	Grocery Outlet Holding Corp.	197,206	2,678
	WD-40 Co.	10,727	2,613
	Fresh Del Monte Produce Inc.	68,089	2,405
	Andersons Inc.	65,253	2,317
*	TreeHouse Foods Inc.	91,769	2,061
	Energizer Holdings Inc.	77,286	1,800
	J & J Snack Foods Corp.	14,280	1,645
	SpartanNash Co.	68,878	1,340
	John B Sanfilippo & Son Inc.	18,372	1,142
	National Beverage Corp.	22,851	1,034
	WK Kellogg Co.	50,979	863
	MGP Ingredients Inc.	28,424	836
	B&G Foods Inc.	160,165	674
*	Central Garden & Pet Co.	18,647	672
*	USANA Health Sciences Inc.	22,364	668
	Tootsie Roll Industries Inc.	14,755	526
			45,168
Energy (3.8%)
	California Resources Corp.	144,636	6,389
	Patterson-UTI Energy Inc.	713,980	3,941
	Peabody Energy Corp.	246,641	3,246
	World Kinect Corp.	117,822	3,227
	Crescent Energy Co. Class A	371,273	3,115
	Magnolia Oil & Gas Corp. Class A	139,634	3,002
	SM Energy Co.	116,151	2,720
*	Par Pacific Holdings Inc.	113,610	2,453
*	Comstock Resources Inc.	90,148	2,100
*	Talos Energy Inc.	252,193	2,028
	Liberty Energy Inc. Class A	148,004	1,715
	CVR Energy Inc.	69,412	1,624
	Dorian LPG Ltd.	73,925	1,583
*	Bristow Group Inc. Class A	49,966	1,462
*	REX American Resources Corp.	31,407	1,324
	International Seaways Inc.	35,230	1,305
	Helmerich & Payne Inc.	84,804	1,293
*	Innovex International Inc.	78,728	1,086
*	ProPetro Holding Corp.	160,377	866
*	Vital Energy Inc.	54,833	816
*	Helix Energy Solutions Group Inc.	124,404	770

		Shares	Market Value ($000)
	Core Laboratories Inc.	49,271	530
	RPC Inc.	80,227	356
			46,951
Financials (23.3%)
*	Mr. Cooper Group Inc.	103,122	13,357
	Jackson Financial Inc. Class A	149,952	12,283
	Lincoln National Corp.	345,849	11,461
	Atlantic Union Bankshares Corp.	264,648	7,945
	United Community Banks Inc.	242,390	6,966
	Blackstone Mortgage Trust Inc. Class A	348,334	6,580
	Renasant Corp.	187,080	6,557
*	Genworth Financial Inc. Class A	866,981	6,112
	Radian Group Inc.	162,030	5,533
	Independent Bank Corp.	86,296	5,307
	Bread Financial Holdings Inc.	99,620	5,105
	Simmons First National Corp. Class A	255,150	4,787
	WaFd Inc.	165,494	4,703
	Walker & Dunlop Inc.	65,129	4,461
	Seacoast Banking Corp. of Florida	172,102	4,445
	Provident Financial Services Inc.	264,819	4,422
	Trustmark Corp.	123,783	4,266
	Ameris Bancorp	68,315	4,199
	Assured Guaranty Ltd.	49,531	4,188
	Pacific Premier Bancorp Inc.	195,747	4,150
	Moelis & Co. Class A	70,252	4,012
	Banc of California Inc.	279,641	3,837
*	SiriusPoint Ltd.	187,268	3,669
[1]	Arbor Realty Trust Inc.	382,696	3,666
	Horace Mann Educators Corp.	82,691	3,591
	First Hawaiian Inc.	146,376	3,495
	First Bancorp (XNGS)	83,904	3,471
*	StoneX Group Inc.	40,890	3,462
	Stewart Information Services Corp.	56,343	3,400
	WSFS Financial Corp.	64,272	3,399
	Fulton Financial Corp.	195,811	3,378
	StepStone Group Inc. Class A	57,588	3,331
	Northwest Bancshares Inc.	258,647	3,176
	BGC Group Inc. Class A	341,829	3,172
	Cathay General Bancorp	72,314	3,099
*	Customers Bancorp Inc.	59,196	3,017
	Artisan Partners Asset Management Inc. Class A	73,966	2,981
	CVB Financial Corp.	157,208	2,948
	Bank of Hawaii Corp.	43,565	2,897
	Hilltop Holdings Inc.	93,424	2,786
	BankUnited Inc.	81,918	2,784
	HA Sustainable Infrastructure Capital Inc.	111,096	2,783
	Veritex Holdings Inc.	110,702	2,679
	Stellar Bancorp Inc.	96,508	2,598
	Hope Bancorp Inc.	256,980	2,580
	First Bancorp	128,889	2,575
	Apollo Commercial Real Estate Finance Inc.	259,339	2,549
[1]	ARMOUR Residential REIT Inc.	155,087	2,514
	NBT Bancorp Inc.	59,386	2,485
	First Financial Bancorp	102,681	2,481
	Safety Insurance Group Inc.	30,098	2,472
*	ProAssurance Corp.	103,808	2,407
	Ellington Financial Inc.	184,132	2,315
	Berkshire Hills Bancorp Inc.	92,586	2,292
	Two Harbors Investment Corp.	210,368	2,228
*	NCR Atleos Corp.	82,405	2,185
	Community Financial System Inc.	38,466	2,163
	PennyMac Mortgage Investment Trust	176,175	2,163
	Banner Corp.	34,318	2,116
	Dime Community Bancshares Inc.	79,690	2,045
	Navient Corp.	150,571	2,024
	Brookline Bancorp Inc.	180,781	1,867
	Franklin BSP Realty Trust Inc.	168,505	1,859
*	Encore Capital Group Inc.	48,315	1,831
	FB Financial Corp.	39,119	1,708

		Shares	Market Value ($000)
	First Commonwealth Financial Corp.	109,111	1,704
*	Donnelley Financial Solutions Inc.	31,263	1,703
	EVERTEC Inc.	45,209	1,638
	Park National Corp.	10,032	1,631
	Southside Bancshares Inc.	57,828	1,630
	Enact Holdings Inc.	45,703	1,618
	Heritage Financial Corp.	68,969	1,612
	OFG Bancorp	38,242	1,573
	National Bank Holdings Corp. Class A	42,481	1,536
	Ready Capital Corp.	343,516	1,536
	Redwood Trust Inc.	269,075	1,466
	Lakeland Financial Corp.	23,845	1,428
*	EZCORP Inc. Class A	105,475	1,419
	Capitol Federal Financial Inc.	248,076	1,416
	Hanmi Financial Corp.	60,941	1,397
	Virtus Investment Partners Inc.	8,170	1,395
	S&T Bancorp Inc.	36,540	1,340
	United Fire Group Inc.	43,256	1,231
	New York Mortgage Trust Inc.	183,974	1,201
	TrustCo Bank Corp.	38,654	1,200
	Employers Holdings Inc.	24,122	1,174
	Westamerica Bancorp	24,433	1,174
*	PRA Group Inc.	80,099	1,137
	Eagle Bancorp Inc.	61,676	1,085
	KKR Real Estate Finance Trust Inc.	117,321	1,048
*	World Acceptance Corp.	6,554	1,012
	AMERISAFE Inc.	21,297	1,011
*	Triumph Financial Inc.	17,414	1,006
	Tompkins Financial Corp.	15,322	941
	Central Pacific Financial Corp.	20,817	556
			291,135
Health Care (7.5%)
	Teleflex Inc.	94,296	11,530
	Organon & Co.	522,649	4,819
	Premier Inc. Class A	185,486	4,262
*	QuidelOrtho Corp.	133,815	4,104
*	Alkermes plc	118,779	3,636
*	Enovis Corp.	115,461	3,614
	CONMED Corp.	62,708	3,559
*	Prestige Consumer Healthcare Inc.	40,206	3,444
	Select Medical Holdings Corp.	212,226	3,245
*	Omnicell Inc.	94,005	2,855
	Concentra Group Holdings Parent Inc.	129,709	2,806
*	Certara Inc.	222,222	2,524
*	Arrowhead Pharmaceuticals Inc.	156,258	2,511
*	Pediatrix Medical Group Inc.	171,615	2,428
*	Pacira BioSciences Inc.	93,731	2,422
*	Neogen Corp.	400,847	2,349
*	AdaptHealth Corp. Class A	215,736	1,937
*	Ligand Pharmaceuticals Inc.	17,266	1,764
*	Supernus Pharmaceuticals Inc.	54,939	1,742
*	Integra LifeSciences Holdings Corp.	134,698	1,705
*	ACADIA Pharmaceuticals Inc.	77,558	1,673
*	AMN Healthcare Services Inc.	77,292	1,632
*	Progyny Inc.	75,270	1,618
*	Addus HomeCare Corp.	13,840	1,535
*	Privia Health Group Inc.	64,977	1,479
*	Dynavax Technologies Corp.	146,459	1,434
*	Azenta Inc.	47,395	1,266
	Embecta Corp.	117,995	1,243
*	Avanos Medical Inc.	92,998	1,169
	US Physical Therapy Inc.	15,580	1,168
*	Schrodinger Inc.	52,903	1,144
*	NeoGenomics Inc.	143,476	1,045
*	Owens & Minor Inc.	150,038	990
*	Innoviva Inc.	50,500	988
	National HealthCare Corp.	8,999	937
*	Vir Biotechnology Inc.	186,712	922
*	Fortrea Holdings Inc.	181,510	781

		Shares	Market Value ($000)
*	Myriad Genetics Inc.	184,954	775
*	STAAR Surgical Co.	42,863	763
*	Amphastar Pharmaceuticals Inc.	28,079	722
*	Xencor Inc.	82,134	657
*	Cytek Biosciences Inc.	211,119	585
	HealthStream Inc.	20,415	572
	Simulations Plus Inc.	14,823	472
	Mesa Laboratories Inc.	3,636	366
			93,192
Industrials (15.7%)
	Air Lease Corp. Class A	210,283	12,114
	Robert Half Inc.	203,940	9,338
	Boise Cascade Co.	77,986	6,775
	ABM Industries Inc.	126,300	6,650
*	Amentum Holdings Inc.	306,171	6,325
	JBT Marel Corp.	54,370	6,242
*	Resideo Technologies Inc.	298,414	6,177
*	Mercury Systems Inc.	103,039	5,075
*	Kratos Defense & Security Solutions Inc.	130,255	4,805
*	AAR Corp.	71,611	4,398
	Hub Group Inc. Class A	123,290	4,156
*	Hayward Holdings Inc.	288,784	4,029
	Worthington Enterprises Inc.	62,961	3,709
*	Gibraltar Industries Inc.	61,574	3,607
*	Sunrun Inc.	455,392	3,411
	Kennametal Inc.	157,071	3,382
*	Gates Industrial Corp. plc	156,814	3,317
	Werner Enterprises Inc.	125,561	3,258
	UniFirst Corp.	16,759	3,160
*	Everus Construction Group Inc.	53,802	3,116
*	JetBlue Airways Corp.	616,752	3,115
	Arcosa Inc.	35,662	3,077
	WillScot Holdings Corp.	113,461	3,058
	Enpro Inc.	16,191	2,998
	ArcBest Corp.	47,286	2,964
	Tennant Co.	38,323	2,852
	Hillenbrand Inc.	142,986	2,794
	Matson Inc.	24,280	2,740
	Korn Ferry	39,765	2,704
	Franklin Electric Co. Inc.	31,077	2,685
*	Masterbrand Inc.	257,964	2,631
	Rush Enterprises Inc. Class A	48,070	2,387
*	RXO Inc.	152,158	2,363
*	NV5 Global Inc.	105,780	2,338
	Alamo Group Inc.	11,796	2,336
	MillerKnoll Inc.	138,438	2,335
*	CoreCivic Inc.	104,783	2,301
	Brady Corp. Class A	32,295	2,253
	Schneider National Inc. Class B	95,357	2,209
*	MYR Group Inc.	14,072	2,207
	HNI Corp.	46,573	2,167
*	GMS Inc.	28,365	2,148
*	Healthcare Services Group Inc.	149,202	2,104
	Albany International Corp. Class A	31,787	2,100
*	Proto Labs Inc.	49,787	1,841
	Astec Industries Inc.	46,467	1,826
	CSG Systems International Inc.	27,485	1,816
	Pitney Bowes Inc.	170,115	1,752
*	American Woodmark Corp.	30,566	1,723
	Lindsay Corp.	12,133	1,691
*	Allegiant Travel Co.	29,508	1,640
*,1	Hertz Global Holdings Inc.	249,083	1,631
*	Triumph Group Inc.	62,807	1,620
	Quanex Building Products Corp.	95,925	1,605
	Marten Transport Ltd.	117,503	1,532
	Vestis Corp.	232,725	1,434
	Insteel Industries Inc.	39,451	1,382
*	DNOW Inc.	92,234	1,330
*	Enviri Corp.	162,791	1,327

		Shares	Market Value ($000)
	Deluxe Corp.	89,895	1,283
	Standex International Corp.	8,458	1,277
*	Sun Country Airlines Holdings Inc.	79,994	926
*	Vicor Corp.	20,624	900
	National Presto Industries Inc.	10,398	891
	Heidrick & Struggles International Inc.	18,999	829
	Heartland Express Inc.	87,380	782
*	Titan International Inc.	97,099	703
*	Forward Air Corp.	24,664	414
			196,065
Information Technology (10.1%)
*	Qorvo Inc.	189,605	14,414
*	Sandisk Corp.	233,949	8,818
*	Insight Enterprises Inc.	55,483	7,234
*	DXC Technology Co.	367,424	5,585
*	Sanmina Corp.	57,369	4,859
	Advanced Energy Industries Inc.	39,011	4,478
*	Diodes Inc.	94,058	4,176
	Kulicke & Soffa Industries Inc.	108,375	3,484
*	NetScout Systems Inc.	145,707	3,328
*	Calix Inc.	71,905	3,325
*	NCR Voyix Corp.	296,358	3,287
	Vishay Intertechnology Inc.	228,195	3,211
*	TTM Technologies Inc.	99,347	2,966
*	Knowles Corp.	178,009	2,921
*	Teradata Corp.	126,253	2,773
*	FormFactor Inc.	86,487	2,582
*	Viavi Solutions Inc.	257,039	2,342
*	Alarm.com Holdings Inc.	40,138	2,304
*	Plexus Corp.	17,551	2,304
*	Rogers Corp.	34,501	2,297
*	Veeco Instruments Inc.	117,630	2,271
*	Extreme Networks Inc.	140,231	2,197
*	LiveRamp Holdings Inc.	64,131	2,089
*	ePlus Inc.	28,355	2,024
*	Penguin Solutions Inc.	108,212	1,922
	Adeia Inc.	139,709	1,794
*	MaxLinear Inc. Class A	156,376	1,781
*	Ultra Clean Holdings Inc.	91,554	1,773
*	ScanSource Inc.	43,810	1,769
	PC Connection Inc.	25,077	1,640
*	Cohu Inc.	95,103	1,623
*	Axcelis Technologies Inc.	27,051	1,524
*	Viasat Inc.	172,984	1,510
*	SolarEdge Technologies Inc.	82,364	1,471
*	Arlo Technologies Inc.	87,668	1,255
*	Photronics Inc.	74,572	1,246
*	Sprinklr Inc. Class A	140,874	1,189
	Benchmark Electronics Inc.	32,186	1,175
	Xerox Holdings Corp.	235,061	1,149
*	Ichor Holdings Ltd.	68,771	1,085
*	Harmonic Inc.	116,582	1,052
	A10 Networks Inc.	59,925	1,034
*	Digi International Inc.	30,753	997
	CTS Corp.	24,371	992
*	Corsair Gaming Inc.	91,101	801
*	N-able Inc.	79,987	623
*	Alpha & Omega Semiconductor Ltd.	25,375	538
*	Grid Dynamics Holdings Inc.	42,432	532
*	CEVA Inc.	24,866	466
*,1	Wolfspeed Inc.	188,875	225
			126,435
Materials (6.4%)
	Celanese Corp.	221,919	11,724
	FMC Corp.	253,430	10,279
	HB Fuller Co.	111,028	6,198
	Sealed Air Corp.	180,451	5,810
	Element Solutions Inc.	244,264	5,222
*	O-I Glass Inc.	312,737	4,100

		Shares	Market Value ($000)
	Sensient Technologies Corp.	40,432	3,822
	Minerals Technologies Inc.	64,681	3,673
	Materion Corp.	42,112	3,261
	Chemours Co.	303,316	3,073
	Quaker Chemical Corp.	27,818	3,017
*	MP Materials Corp.	137,231	2,990
	Kaiser Aluminum Corp.	32,359	2,349
	Stepan Co.	42,944	2,331
	Innospec Inc.	25,308	2,153
	Worthington Steel Inc.	71,106	1,771
*	Ingevity Corp.	36,159	1,496
	SunCoke Energy Inc.	171,158	1,393
	AdvanSix Inc.	54,308	1,277
	Koppers Holdings Inc.	41,181	1,265
*	Metallus Inc.	76,035	960
*	Alpha Metallurgical Resources Inc.	8,224	921
			79,085
Real Estate (7.3%)
	Millrose Properties Inc.	244,159	6,805
	Terreno Realty Corp.	103,323	5,829
	CareTrust REIT Inc.	194,333	5,589
[1]	Medical Properties Trust Inc.	1,219,269	5,572
	LXP Industrial Trust	600,042	5,148
	Phillips Edison & Co. Inc.	142,354	5,048
*	Cushman & Wakefield plc	465,803	4,672
	Global Net Lease Inc.	402,010	3,120
	JBG SMITH Properties	171,600	2,934
	Macerich Co.	171,516	2,775
	Apple Hospitality REIT Inc.	230,908	2,676
	Alexander & Baldwin Inc.	147,302	2,638
	Four Corners Property Trust Inc.	93,428	2,580
	Highwoods Properties Inc.	85,155	2,529
	SL Green Realty Corp.	42,650	2,421
	Tanger Inc.	74,232	2,212
	Douglas Emmett Inc.	142,819	2,032
	Urban Edge Properties	101,832	1,849
	Easterly Government Properties Inc. Class A	80,651	1,753
	LTC Properties Inc.	48,659	1,722
	Getty Realty Corp.	58,513	1,712
	Brandywine Realty Trust	352,397	1,491
	eXp World Holdings Inc.	172,096	1,466
	Acadia Realty Trust	75,318	1,451
	Veris Residential Inc.	93,431	1,420
	Marcus & Millichap Inc.	48,858	1,408
	Safehold Inc.	93,270	1,406
	Elme Communities	73,351	1,178
	SITE Centers Corp.	95,889	1,143
	Uniti Group Inc.	262,852	1,130
	Pebblebrook Hotel Trust	121,588	1,116
	Innovative Industrial Properties Inc.	18,430	1,018
	Kennedy-Wilson Holdings Inc.	150,646	960
	Centerspace	14,761	941
	American Assets Trust Inc.	39,174	781
	Whitestone REIT	45,093	556
	Universal Health Realty Income Trust	12,895	512
	Summit Hotel Properties Inc.	111,875	490
	Armada Hoffler Properties Inc.	58,055	404
	Saul Centers Inc.	11,486	387
			90,874
Utilities (3.7%)
	MDU Resources Group Inc.	413,936	7,116
	Avista Corp.	160,756	6,191
	California Water Service Group	120,772	5,706
	Clearway Energy Inc. Class C	168,908	5,197
	Otter Tail Corp.	46,734	3,607
	Northwest Natural Holding Co.	81,428	3,336
	H2O America	61,442	3,224
	American States Water Co.	38,388	3,028
	MGE Energy Inc.	27,963	2,526

			Shares	Market Value ($000)
	Chesapeake Utilities Corp.		19,874	2,428
	Clearway Energy Inc. Class A		69,510	2,005
	Unitil Corp.		20,150	1,105
	Middlesex Water Co.		18,065	1,047
				46,516
Total Common Stocks (Cost $1,360,075)				1,238,398
		Coupon
Temporary Cash Investments (1.3%)
Money Market Fund (1.3%)
[2,3]	Vanguard Market Liquidity Fund (Cost $16,500)	4.342%	165,032	16,501
Total Investments (100.6%) (Cost $1,376,575)				1,254,899
Other Assets and Liabilities—Net (-0.6%)				(7,539)
Net Assets (100%)				1,247,360
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $8,486.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $9,535 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2025	31	3,206	141

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Mr. Cooper Group Inc.	8/29/25	BANA	3,094	(4.338)	263	—
Signet Jewelers Ltd.	8/29/25	BANA	1,067	(4.338)	133	—
WillScot Holdings Corp.	8/29/25	BANA	728	(4.338)	50	—
					446	—
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of May 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,238,398	—	—	1,238,398
Temporary Cash Investments	16,501	—	—	16,501
Total	1,254,899	—	—	1,254,899

Derivative Financial Instruments
Assets
Futures Contracts[1]	141	—	—	141
Swap Contracts	—	446	—	446
Total	141	446	—	587
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.